Derecognition of financial assets - Additional Information (Detail) $ in Millions, $ in Millions	Apr. 30, 2019 CAD ($)	Apr. 30, 2019 USD ($)	Feb. 28, 2019 CAD ($)	Jan. 31, 2019 CAD ($)	Oct. 31, 2018 CAD ($)
Investment [Line Items]
Deposit, business and government	$ 443,707			$ 434,749	$ 422,002
Canadian credit card receivables [member] | Securitisations [member]
Investment [Line Items]
Credit cards receivables			$ 1,792
Assets pledged in relation to notes	1,936
Canadian auto loan receivables [member] | Securitisations [member]
Investment [Line Items]
Assets pledged in relation to notes	824
Loan receivables			$ 896
Senior Notes Class A, Class B and Class C Subordinated Notes [member] | Securitisations [member]
Investment [Line Items]
Deposit, business and government	1,820	$ 1,359
Class A notes [member] | Securitisations [member]
Investment [Line Items]
Deposit, business and government	$ 670	$ 500